ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE

Accounts receivable of the Group at December 31, 2014 and 2013 were as follows:

	2014	2014	2013
	US$	RMB	RMB
		(In thousands)
Accounts receivable-trade	152,600	933,758	946,843
Less: Allowance for doubtful accounts	(12,375)	(75,721)	(65,197)
Accounts receivable-net	140,225	858,037	881,646

Movement of allowance for doubtful accounts
Beginning at January 1	(10,655)	(65,197)	(38,602)
Provided during the year	(1,939)	(11,862)	(26,656)
Less: Written off during the year	219	1,338	61
	(12,375)	(75,721)	(65,197)